                               [NATIONWIDE(R) LOGO]






                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-5

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2002







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-2750-6/02

                               [NATIONWIDE(R) LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                   [PICTURE]

                               PRESIDENT'S MESSAGE


We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-5.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.




                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 15, 2002


                                       3

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                                       4
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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------


                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)


ASSETS:

   Investments at fair value:

      American Century VP - Balanced Fund-Class I (ACVPBal)
        38,196 shares (cost $274,255) ......................................................         $   230,318

      American Century VP - Capital Appreciation Fund-Class I (ACVPCapAp)
        83,142 shares (cost $902,856) ......................................................             560,378

      Dreyfus Stock Index Fund (DryStkIx)
        40,539 shares (cost $1,372,660) ....................................................           1,025,227

      Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
        97,454 shares (cost $2,305,851).....................................................           1,999,762

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
        20,191 shares (cost $229,931) ......................................................             239,471

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
        296,146 shares (cost $296,146) .....................................................             296,145

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
        115,102 shares (cost $1,649,012) ...................................................           1,066,993

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
        58,483 shares (cost $805,897) ......................................................             489,502
                                                                                                     -----------

            Total investments ..............................................................           5,907,796

   Accounts receivable .....................................................................                 594
                                                                                                     -----------

            Total assets ...................................................................           5,908,390

ACCOUNTS PAYABLE ...........................................................................                  --
                                                                                                     -----------

CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................         $ 5,908,390
                                                                                                     ===========



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)


                                                 TOTAL          ACVPBal        ACVPCapAp       DryStkIx        FiDVIPEI
                                             -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..................      $  73,128           6,407              --           7,319          36,054
 Mortality and expense risk charges
   (note 2) ............................        (42,465)         (1,599)         (4,233)         (8,281)        (14,151)
                                              ---------       ---------       ---------       ---------       ---------
   Net investment activity .............         30,663           4,808          (4,233)           (962)         21,903
                                              ---------       ---------       ---------       ---------       ---------

 Proceeds from mutual funds shares
   sold ................................        784,074          35,787          95,207         308,798         171,940
 Cost of mutual fund shares sold .......       (935,548)        (41,951)       (107,357)       (331,182)       (187,963)
                                              ---------       ---------       ---------       ---------       ---------
 Realized gain (loss) on investments....       (151,474)         (6,164)        (12,150)        (22,384)        (16,023)
 Change in unrealized gain (loss)
   on investments ......................       (480,766)        (16,156)        (52,836)       (158,762)       (202,791)
                                              ---------       ---------       ---------       ---------       ---------
   Net gain (loss) on investments ......       (632,240)        (22,320)        (64,986)       (181,146)       (218,814)
                                              ---------       ---------       ---------       ---------       ---------
 Reinvested capital gains ..............         49,306              --              --              --          49,074
                                              ---------       ---------       ---------       ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................      $(552,271)        (17,512)        (69,219)       (182,108)       (147,837)
                                              =========       =========       =========       =========       =========



                                                GVITGvtBd        GVITMyMkt       GVITTotRt       NBAMTBal
                                              -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ..................      $   5,315           1,752           3,570          12,711
 Mortality and expense risk charges
   (note 2) ............................         (1,530)         (1,824)         (7,436)         (3,411)
                                              ---------       ---------       ---------        --------
   Net investment activity .............          3,785             (72)         (3,866)          9,300
                                              ---------       ---------       ---------        --------

 Proceeds from mutual funds shares
   sold ................................         20,187          14,898          77,220          60,037
 Cost of mutual fund shares sold .......        (19,869)        (14,898)       (130,514)       (101,814)
                                              ---------       ---------       ---------        --------
 Realized gain (loss) on investments....            318              --         (53,294)        (41,777)
 Change in unrealized gain (loss)
   on investments ......................          3,724              --         (18,502)        (35,443)
                                              ---------       ---------       ---------        --------
   Net gain (loss) on investments ......          4,042              --         (71,796)        (77,220)
                                              ---------       ---------       ---------        --------
 Reinvested capital gains ..............            232              --              --              --
                                              ---------       ---------       ---------        --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................          8,059             (72)        (75,662)        (67,920)
                                              =========       =========       =========        ========



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                       TOTAL                          ACVPBal                   ACVPCapAp
                                           -----------------------------    -------------------------    --------------------------
                                               2002            2001            2002          2001            2002           2001
                                           -------------   -------------    -----------   -----------    -----------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    30,663         42,636          4,808          6,793         (4,233)        (6,708)
  Realized gain (loss) on investments .      (151,474)       (44,122)        (6,164)       (10,476)       (12,150)       (12,172)
  Change in unrealized gain (loss)
    on investments ....................      (480,766)    (1,370,872)       (16,156)       (15,759)       (52,836)      (528,745)
  Reinvested capital gains ............        49,306        773,617             --         10,540             --        357,709
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (552,271)      (598,741)       (17,512)        (8,902)       (69,219)      (189,916)
                                          -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       202,780        293,032          7,863          8,106         22,977         14,909
  Transfers between funds .............            --             --             --         (3,616)          (888)       (40,689)
  Redemptions .........................      (732,880)    (1,060,426)       (33,326)       (64,212)       (88,506)      (135,188)
  Annuity benefits ....................        (5,008)        (5,650)            --            (48)          (804)        (1,532)
  Annual contract maintenance charges
    (note 2) ..........................        (5,698)        (6,409)          (182)          (137)          (558)          (692)
  Contingent deferred sales charges
    (note 2) ..........................       (15,243)        (9,670)          (909)          (324)        (2,530)        (1,870)
  Adjustments to maintain reserves ....         1,789         (4,334)            81         (2,188)        (1,381)        13,139
                                          -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions .........      (554,260)      (793,457)       (26,473)       (62,419)       (71,690)      (151,923)
                                          -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..    (1,106,531)    (1,392,198)       (43,985)       (71,321)      (140,909)      (341,839)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     7,014,921      9,557,840        273,021        360,142        714,453      1,292,807
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 5,908,390      8,165,642        229,036        288,821        573,544        950,968
                                          ===========    ===========    ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................       278,423        336,612         28,212         35,259         39,761         50,364
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased .....................         8,351         17,559            876          1,204          1,391          2,290

  Units redeemed ......................       (33,284)       (48,963)        (3,712)        (7,389)        (5,411)        (8,541)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Ending units ........................       253,490        305,208         25,376         29,074         35,741         44,113
                                          ===========    ===========    ===========    ===========    ===========    ===========



                                                        DryStkIx
                                             ---------------------------
                                                 2002            2001
                                             -------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...............           (962)        (2,562)
  Realized gain (loss) on investments .        (22,384)        49,975
  Change in unrealized gain (loss)
    on investments ....................       (158,762)      (178,040)
  Reinvested capital gains ............             --            313
                                           -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (182,108)      (130,314)
                                           -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         50,137         82,585
  Transfers between funds .............           (414)       (17,373)
  Redemptions .........................       (295,314)      (195,384)
  Annuity benefits ....................           (419)          (458)
  Annual contract maintenance charges
    (note 2) ..........................           (955)        (1,217)
  Contingent deferred sales charges
    (note 2) ..........................         (6,047)        (2,395)
  Adjustments to maintain reserves ....          1,570        (14,666)
                                           -----------    -----------
      Net equity transactions .........       (251,442)      (148,908)
                                           -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..       (433,550)      (279,222)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      1,448,579      1,876,107
                                           -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..      1,015,029      1,596,885
                                           ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................         56,265         62,510
                                           -----------    -----------
  Units purchased .....................          2,148          3,398

  Units redeemed ......................        (12,671)        (7,837)
                                           -----------    -----------
  Ending units ........................         45,742         58,071
                                           ===========    ===========

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                       FidVIPEI                     GVITGvtBd
                                             ---------------------------    -------------------------
                                                 2002            2001          2002            2001
                                             -----------     -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............     $    21,903         33,004          3,785          3,293
  Realized gain (loss) on investments .         (16,023)        59,591            318             93
  Change in unrealized gain (loss)
    on investments ....................        (202,791)      (296,123)         3,724            638
  Reinvested capital gains ............          49,074        147,772            232             --
                                            -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (147,837)       (55,756)         8,059          4,024
                                            -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          34,301         68,696          7,437          9,234
  Transfers between funds .............              --        (17,598)            --             --
  Redemptions .........................        (157,998)      (346,290)       (17,613)       (30,026)
  Annuity benefits ....................          (1,078)          (941)        (1,109)        (1,086)
  Annual contract maintenance charges
    (note 2) ..........................          (1,903)        (2,346)          (208)          (175)
  Contingent deferred sales charges
    (note 2) ..........................          (2,780)        (2,704)          (343)          (138)
  Adjustments to maintain reserves ....            (325)         8,220            321           (399)
                                            -----------    -----------    -----------    -----------
      Net equity transactions .........        (129,783)      (292,963)       (11,515)       (22,590)
                                            -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..        (277,620)      (348,719)        (3,456)       (18,566)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       2,284,751      3,196,211        243,594        203,262
                                            -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..       2,007,131      2,847,492        240,138        184,696
                                            ===========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................          95,388        125,550          6,061          5,302
                                            -----------    -----------    -----------    -----------
  Units purchased .....................           1,527          2,805            200            242

  Units redeemed ......................          (7,032)       (15,057)          (473)          (801)
                                            -----------    -----------    -----------    -----------
  Ending units ........................          89,883        113,298          5,788          4,743
                                            ===========    ===========    ===========    ===========



                                                   GVITMyMkt                   GVITTotRt
                                           -----------------------    ------------------------
                                              2002         2001           2002           2001
                                           ---------     ---------    ----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............        (72)         4,013         (3,866)        (4,246)
  Realized gain (loss) on investments .         --             --        (53,294)       (46,752)
  Change in unrealized gain (loss)
    on investments ....................         --             --        (18,502)       (83,810)
  Reinvested capital gains ............         --             --             --             --
                                          --------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (72)         4,013        (75,662)      (134,808)
                                          --------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     29,681         16,533         33,260         42,117
  Transfers between funds .............      1,302        118,870             --         (9,428)
  Redemptions .........................    (13,597)       (27,168)       (71,715)      (166,277)
  Annuity benefits ....................         --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................       (360)          (260)          (968)        (1,030)
  Contingent deferred sales charges
    (note 2) ..........................       (478)          (209)          (640)        (1,181)
  Adjustments to maintain reserves ....         (7)            23             25            (46)
                                          --------    -----------    -----------    -----------
      Net equity transactions .........     16,541        107,789        (40,038)      (135,845)
                                          --------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY..     16,469        111,802       (115,700)      (270,653)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    279,669        200,380      1,182,689      1,615,432
                                          --------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..    296,138        312,182      1,066,989      1,344,779
                                          ========    ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................     11,505          8,431         14,476         17,201
                                          --------    -----------    -----------    -----------
  Units purchased .....................        889          5,755            429            476

  Units redeemed ......................       (208)        (1,427)          (925)        (2,022)
                                          --------    -----------    -----------    -----------
  Ending units ........................     12,186         12,759         13,980         15,655
                                          ========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                               NBAMTBal
                                                     ---------------------------
                                                         2002            2001
                                                     -----------     -----------
INVESTMENT ACTIVITY:
  Net investment income ........................      $   9,300           9,049
  Realized gain (loss) on investments ..........        (41,777)        (84,381)
  Change in unrealized gain (loss)
    on investments .............................        (35,443)       (269,033)
  Reinvested capital gains .....................             --         257,283
                                                      ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................        (67,920)        (87,082)
                                                      ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................         17,124          50,852
  Transfers between funds ......................             --         (30,166)
  Redemptions ..................................        (54,811)        (95,881)
  Annuity benefits .............................         (1,598)         (1,585)
  Annual contract maintenance charges
    (note 2) ...................................           (564)           (552)
  Contingent deferred sales charges
    (note 2) ...................................         (1,516)           (849)
  Adjustments to maintain reserves .............          1,505          (8,417)
                                                      ---------       ---------
      Net equity transactions ..................        (39,860)        (86,598)
                                                      ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       (107,780)       (173,680)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        588,165         813,499
                                                      ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $ 480,385         639,819
                                                      =========       =========
CHANGES IN UNITS:
  Beginning units ..............................         26,755          31,995
                                                      ---------       ---------
  Units purchased ..............................            891           1,389

  Units redeemed ...............................         (2,852)         (5,889)
                                                      ---------       ---------
  Ending units .................................         24,794          27,495
                                                      =========       =========



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2002 AND 2001
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:


              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - Balanced Fund - Class I (ACVPBal)
                American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)

              Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

              Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

          At June 30, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at ~June 30, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.


                                               CONTRACT                                               INVESTMENT
                                                EXPENSE                    UNIT        CONTRACT         INCOME       TOTAL
                                                 RATE*     UNITS        FAIR VALUE   OWNERS' EQUITY      RATIO**    RETURN**
                                              ----------  -------      ------------  --------------   -----------  ----------
     American Century Variable Portfolios, Inc.- American Century VP Balanced
           2002..........................      1.30%     25,376         $  9.025719    $  229,037         2.95%      -6.73%
           2001..........................      1.30%     29,074            9.934013       288,821         2.81%      -2.28%
           2000..........................      1.30%     18,111           21.214730       384,220         2.46%       0.58%
           1999..........................      1.30%     22,901           18.663713       427,417         2.94%       0.75%
           1998..........................      1.30%     21,831           17.173472       374,914         1.83%       9.72%

     American Century Variable Portfolios, Inc.- American Century VP Capital Appreciation
           2002..........................      1.30%     35,741           15.865828       567,061         0.00%     -10.71%
           2001..........................      1.30%     44,113           21.321640       940,566         0.00%     -14.81%
           2000..........................      1.30%     62,362           27.124399     1,691,532         0.00%      16.63%
           1999..........................      1.30%     62,718           16.516179     1,035,862         0.00%      15.33%
           1998..........................      1.30%     73,175           14.863627     1,087,646         0.00%       0.23%

     Dreyfus Stock Index Fund
           2002..........................      1.30%     45,742           22.063680     1,009,237         0.33%     -13.88%
           2001..........................      1.30%     58,071           27.359190     1,588,773         0.50%      -7.44%
           2000..........................      1.30%     89,305           32.615212     2,912,703         0.46%      -1.19%
           1999..........................      1.30%     93,094           30.896018     2,876,234         0.58%      11.42%
           1998..........................      1.30%     80,539           25.583023     2,060,431         0.64%      16.75%

     Fidelity(R) VIP Fund - Equity-Income Portfolio: Initial Class
           2002..........................      1.30%     89,883           22.246112     1,999,547         1.89%      -6.75%
           2001..........................      1.30%    113,298           25.040516     2,837,044         1.75%      -1.55%
           2000..........................      1.30%    160,756           22.981645     3,694,437         1.79%      -3.30%
           1999..........................      1.30%    209,189           25.356511     5,304,304         1.45%      11.97%
           1998..........................      1.30%    226,372           22.571268     5,109,503         1.43%       9.81%

     Gartmore GVIT Government Bond Fund - Class I
        Tax qualified
           2002..........................      1.30%      5,583           41.076574       229,331         1.31%       3.52%
           2001..........................      1.30%      4,500           38.148518       171,651         2.46%       1.76%
           2000..........................      1.30%      6,737           34.879444       234,983         3.03%       3.36%
           1999..........................      1.30%      8,882           34.029647       302,251         2.70%      -2.81%
           1998..........................      1.30%     11,149           33.654758       375,217         3.55%       3.32%
        Non-tax qualified
           2002..........................      1.30%        205           41.091753         8,424         1.31%       3.52%
           2001..........................      1.30%        243           38.162607         9,292         2.46%       1.76%
           2000..........................      1.30%      9,652           34.892329       336,781         3.03%       3.36%
           1999..........................      1.30%      9,697           34.042202       330,107         2.70%      -2.81%
           1998..........................      1.30%      9,677           33.667167       325,797         3.55%       3.32%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-5

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                               CONTRACT                                               INVESTMENT
                                                EXPENSE                    UNIT        CONTRACT         INCOME       TOTAL
                                                 RATE*     UNITS        FAIR VALUE   OWNERS' EQUITY      RATIO**    RETURN**
                                              ----------  -------      ------------  --------------   -----------  ----------
     Gartmore GVIT Money Market Fund - Class I
        Tax qualified
           2002..........................      1.30%     12,149           24.295135       295,162         0.59%      -0.03%
           2001..........................      1.30%     10,874           24.159238       262,717         2.21%       1.65%
           2000..........................      1.30%     13,155           23.198381       305,175         2.53%       2.15%
           1999..........................      1.30%     23,538           22.303916       524,990         2.46%       1.64%
           1998..........................      1.30%     25,223           21.534407       543,162         2.48%       1.96%
        Non-tax qualified
           2002..........................      1.30%         37           26.397101           977         0.59%      -0.03%
           2001..........................      1.30%      1,884           26.249447        49,464         2.21%       1.65%

     Gartmore GVIT Total Return Fund - Class I
        Tax qualified
           2002..........................      1.30%     11,297           76.746178       867,002         0.19%      -6.57%
           2001..........................      1.30%     12,676           86.376227     1,094,906         0.35%      -8.49%
           2000..........................      1.30%     19,266          100.328103     1,932,921         0.25%       2.69%
           1999..........................      1.30%     23,466          101.844530     2,389,884         0.39%      10.03%
           1998..........................      1.30%     23,246           90.561482     2,105,192         0.52%      14.03%
        Non-tax qualified
           2002..........................      1.30%      2,683           74.538723       199,987         0.19%      -6.57%
           2001..........................      1.30%      2,979           83.891787       249,873         0.35%      -8.49%
           2000..........................      1.30%      4,467           97.442368       435,275         0.25%       2.69%
           1999..........................      1.30%      5,336           98.915179       527,811         0.39%      10.03%
           1998..........................      1.30%      5,674           87.956670       499,066         0.52%      14.03%

     Neuberger Berman Advisers Management Trust - Balanced Portfolio
           2002..........................      1.30%     24,794           19.034787       471,949         2.79%     -11.78%
           2001..........................      1.30%     27,495           22.799213       626,870         1.96%      -9.65%
           2000..........................      1.30%     37,972           29.352154     1,114,560         1.76%       9.59%
           1999..........................      1.30%     39,699           20.622941       818,711         1.88%       1.51%
           1998..........................      1.30%     45,750           20.162589       922,438         2.15%       9.88%
                                                                                       ----------


                                                                                   CONTRACT
                                                                                OWNERS' EQUITY
                                                                                ---------------
     2002 Reserves for annuity contracts in payout phase:

        Tax qualified.......................................................           30,676
                                                                                   ----------
     2002 Contract owners' equity...........................................    $   5,908,390
                                                                                   ==========

     2001 Reserves for annuity contracts in payout phase:

        Tax qualified.......................................................           45,665
                                                                                   ----------
     2001 Contract owners' equity...........................................    $   8,165,642
                                                                                   ==========

     2000 Reserves for annuity contracts in payout phase:

        Tax qualified.......................................................           99,333
                                                                                   ----------
     2000 Contract owners' equity...........................................    $  13,143,367
                                                                                   ==========

     1999 Reserves for annuity contracts in payout phase:

        Tax qualified.......................................................           98,012
                                                                                   ----------
     1999 Contract owners' equity...........................................    $  14,635,583
                                                                                   ==========

     1998 Reserves for annuity contracts in payout phase:

        Tax qualified.......................................................          105,095
                                                                                   ----------
     1998 Contract owners' equity...........................................    $  13,508,461
                                                                                   ==========





* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ~six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY                                                              Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                U.S. Postage
                                                                                                 PAID
                                                                                            Columbus, Ohio
                                                                                            Permit No. 521




Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company